EQUITY SECURITIES - Schedule of Equity Securities by Market Sector Distribution (Details) - Equity securities - Market Sector	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt and Equity Securities, FV-NI [Line Items]
Percentage	100.00%	100.00%
Consumer goods
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	2.00%
Education
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	4.00%
Energy and utilities
Debt and Equity Securities, FV-NI [Line Items]
Percentage	9.00%	8.00%
Finance
Debt and Equity Securities, FV-NI [Line Items]
Percentage	72.00%	74.00%
Healthcare
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	1.00%
Industrials
Debt and Equity Securities, FV-NI [Line Items]
Percentage	2.00%	6.00%
Information technology
Debt and Equity Securities, FV-NI [Line Items]
Percentage	5.00%	4.00%
Other
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	1.00%